Payden Global Fixed Income Fund

Schedule of Investments
- July 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (93%)
Australia (AUD) (1%
)
2,450,000 Australia Government Bond Series 145, 2.75%,
6/21/35 (a)(b) $ 1,436
1,100,000 Australia Government Bond Series 139, 3.25%,
4/21/25 (a)(b) 729
2,165
Australia (USD) (0%
)
850,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (c)(d) 653
Austria (EUR) (0%
)
120,000 Republic of Austria Government Bond Series 1
144A, 1.65%, 10/21/24 (a)(b)(c) 129
120,000 Republic of Austria Government Bond 144A,
2.40%, 5/23/34 (a)(b)(c) 124
390,000 Republic of Austria Government Bond 144A,
3.15%, 6/20/44 (a)(b)(c) 426
679
Belgium (EUR) (1%
)
100,000 Kingdom of Belgium Government Bond Series
74 144A, 0.80%, 6/22/25 (a)(b)(c) 105
700,000 Kingdom of Belgium Government Bond Series
75 144A, 1.00%, 6/22/31 (a)(b)(c) 664
410,000 Kingdom of Belgium Government Bond Series
78 144A, 1.60%, 6/22/47 (a)(b)(c) 317
1,086
Bermuda (USD) (2%
)
200,000 Bermuda Government International Bond
144A, 3.38%, 8/20/50 (c) 139
1,100,000 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.050%), 7.12%, 4/25/34 (c)(d) 1,105
300,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (c) 258
697,645 RR 24 Ltd. 2022-24A 144A, (3 mo. Term
Secured Overnight Financing Rate + 2.400%),
7.71%, 1/15/32 (c)(d) 701
2,203
Canada (CAD) (2%
)
1,480,000 Canadian Government Bond , 3.50%,
12/01/45 (a) 1,142
600,000 Canadian Government Bond , 5.00%,
6/01/37 (a) 529
775,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
4.94%, 1/25/52 (a)(c) 531
900,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29 (a)
(c) 600
400,000 Municipal Finance Authority of British , 2.55%,
10/09/29 (a) 276
500,000 OMERS Finance Trust 144A, 2.60%,
5/14/29 (a)(c) 346
700,000 Ontario Teachers' Finance Trust 144A, 1.10%,
10/19/27 (a)(c) 463
3,887
Canada (USD) (0%
)
575,000 TELUS Corp. , 3.40%, 5/13/32  487
Principal
or Shares Security Description
Value
(000)
Cayman Islands (USD) (2%
)
9,932 CLNC Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.364%),
6.61%, 8/20/35 (c)(d) $ 10
250,000 FS Rialto 2021-FL3 144A, (1 mo. LIBOR USD
+ 2.500%), 7.84%, 11/16/36 (c)(d) 234
400,000 Greystone CRE Notes Ltd. 2021-FL3 144A, (1
mo. Term Secured Overnight Financing Rate +
2.314%), 7.54%, 7/15/39 (c)(d) 371
1,350,000 HGI CRE CLO Ltd. 2021-FL2 144A, (1 mo.
LIBOR USD + 1.800%), 7.14%, 9/17/36 (c)(d) 1,277
217,897 LoanCore Issuer Ltd. 2019-CRE2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.614%), 6.84%, 5/15/36 (c)(d) 217
900,000 Ocean Trails CLO VII 2019-7A 144A, (3 mo.
Term Secured Overnight Financing Rate +
2.712%), 8.02%, 4/17/30 (c)(d) 868
250,000 STWD Ltd. 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.914%),
8.14%, 4/18/38 (c)(d) 212
400,000 Symphony CLO XXIV Ltd. 2020-24A 144A,
(3 mo. Term Secured Overnight Financing Rate
+ 1.912%), 7.26%, 1/23/32 (c)(d) 396
450,000 TRTX Issuer Ltd. 2021-FL4 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.514%), 7.74%, 3/15/38 (c)(d) 405
3,990
Chile (EUR) (0%
)
550,000 Chile Government International Bond , 4.13%,
7/05/34 (a) 597
Costa Rica (USD) (0%
)
450,000 Costa Rica Government International Bond
144A, 6.55%, 4/03/34 (c) 457
Czech Republic (CZK) (1%
)
32,000,000 Czech Republic Government Bond Series 125,
1.50%, 4/24/40 (a) 1,002
Denmark (DKK) (0%
)
650,000 Denmark Government Bond , 4.50%,
11/15/39 (a) 117
Finland (EUR) (0%
)
170,000 Finland Government Bond 144A, 2.75%,
7/04/28 (a)(b)(c) 186
France (EUR) (3%
)
500,000 Credit Mutuel Arkea SA , 1.63%, 4/15/26 (a)(b) 517
1,200,000 French Republic Government Bond OAT
144A, 0.50%, 6/25/44 (a)(b)(c) 767
750,000 French Republic Government Bond OAT
144A, 1.25%, 5/25/36 (a)(b)(c) 658
20,000 French Republic Government Bond OAT ,
1.75%, 11/25/24 (a)(b) 21
2,800,000 French Republic Government Bond OAT ,
2.50%, 5/25/30 (a)(b) 3,016
4,979
France (USD) (1%
)
400,000 BPCE SA 144A, 2.38%, 1/14/25 (c) 377
550,000 Credit Agricole SA 144A, 5.51%, 7/05/33 (c) 555
932
Germany (EUR) (3%
)
500,000 Bayer AG , 4.63%, 5/26/33 (a)(b) 559

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
2,300,000 Bundesrepublik Deutschland Bundesanleihe ,
0.50%, 8/15/27 (a)(b) $ 2,330
1,250,000 Bundesrepublik Deutschland Bundesanleihe ,
1.25%, 8/15/48 (a)(b) 1,053
560,000 Bundesrepublik Deutschland Bundesanleihe ,
3.25%, 7/04/42 (a)(b) 673
1,600,000 Bundesrepublik Deutschland Bundesanleihe ,
4.75%, 7/04/34 (a)(b) 2,134
6,749
Guatemala (USD) (0%
)
580,000 Guatemala Government Bond , 4.50%,
5/03/26 (b) 555
Indonesia (EUR) (0%
)
290,000 Indonesia Government International Bond
144A, 3.75%, 6/14/28 (a)(c) 316
Indonesia (IDR) (2%
)
42,040,000,000 Indonesia Treasury Bond Series FR87, 6.50%,
2/15/31 (a) 2,808
Indonesia (USD) (0%
)
350,000 Indonesia Government International Bond ,
4.65%, 9/20/32  346
Ireland (EUR) (2%
)
500,000 BBAM European CLO I DAC 1A 144A, (3 mo.
EURIBOR + 2.000%), 5.70%, 7/22/34 (a)(c)
(d) 524
250,000 Ireland Government Bond , 1.10%, 5/15/29 (a)
(b) 250
100,000 Ireland Government Bond , 3.40%, 3/18/24 (a)
(b) 110
216,008 Last Mile Logistics Pan Euro Finance DAC 1A
144A, (3 mo. EURIBOR + 1.900%), 5.26%,
8/17/33 (a)(c)(d) 215
903,308 Last Mile Logistics Pan Euro Finance DAC
1X, (3 mo. EURIBOR + 2.700%), 6.06%,
8/17/33 (a)(b)(d) 890
239,951 Last Mile Securities PE DAC 2021-1A 144A, (3
mo. EURIBOR + 2.350%), 5.71%, 8/17/31 (a)
(c)(d) 239
900,000 Palmer Square European CLO DAC 2021-1A
144A, (3 mo. EURIBOR + 0.870%), 4.53%,
4/15/34 (a)(c)(d) 967
750,000 Sculptor European CLO V DAC 5A 144A, (3
mo. EURIBOR + 1.750%), 5.41%, 1/14/32 (a)
(c)(d) 802
3,997
Ireland (USD) (0%
)
400,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 3.30%, 1/30/32  328
Israel (USD) (1%
)
900,000 Bank Hapoalim BM 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.155%), 3.26%, 1/21/32 (b)(c)(d) 774
225,000 Energian Israel Finance Ltd. 144A, 4.88%,
3/30/26 (b)(c) 211
160,000 Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (b)
(c) 151
1,136
Italy (EUR) (3%
)
350,000 doValue SpA 144A, 3.38%, 7/31/26 (a)(c) 329
Principal
or Shares Security Description
Value
(000)
2,660,000 Italy Buoni Poliennali Del Tesoro Series 10Y
144A, 0.60%, 8/01/31 (a)(b)(c) $ 2,282
1,000,000 Italy Buoni Poliennali Del Tesoro Series 5Y
144A, 1.85%, 7/01/25 (a)(b)(c) 1,065
1,500,000 Italy Buoni Poliennali Del Tesoro Series 10Y,
2.50%, 12/01/32 (a)(b) 1,466
5,142
Italy (USD) (1%
)
650,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.900%), 7.78%, 6/20/54 (c)(d) 658
Japan (JPY) (9%
)
787,400,000 Japan Government Ten Year Bond Series 341,
0.30%, 12/20/25 (a) 5,576
370,000,000 Japan Government Ten Year Bond Series 330,
0.80%, 9/20/23 (a) 2,604
305,000,000 Japan Government Thirty Year Bond Series 58,
0.80%, 3/20/48 (a) 1,897
273,200,000 Japan Government Thirty Year Bond Series 49,
1.40%, 12/20/45 (a) 1,959
43,000,000 Japan Government Thirty Year Bond Series 33,
2.00%, 9/20/40 (a) 345
30,000,000 Japan Government Thirty Year Bond Series 31,
2.20%, 9/20/39 (a) 247
10,000,000 Japan Government Thirty Year Bond Series 30,
2.30%, 3/20/39 (a) 83
420,500,000 Japan Government Twenty Year Bond Series
104, 2.10%, 6/20/28 (a) 3,233
15,944
Japan (USD) (0%
)
690,000 Nissan Motor Co. Ltd. 144A, 4.81%,
9/17/30 (c) 623
Jersey (EUR) (0%
)
625,000 Heathrow Funding Ltd. , 1.13%, 10/08/30 (a)
(b) 558
Jersey (USD) (1%
)
650,000 GoldenTree Loan Management U.S. CLO
Ltd. 2022-16A 144A, (3 mo. Term Secured
Overnight Financing Rate + 2.300%), 7.63%,
1/20/35 (c)(d) 654
Luxembourg (USD) (0%
)
632,216 Tierra Mojada Luxembourg II Sarl 144A,
5.75%, 12/01/40 (c) 561
Malaysia (MYR) (1%
)
1,700,000 Malaysia Government Bond Series 0307,
3.50%, 5/31/27 (a) 376
7,700,000 Malaysia Government Bond Series 0222,
4.70%, 10/15/42 (a) 1,837
2,213
Mexico (MXN) (1%
)
11,660,000 Mexican Bonos Series M, 5.75%, 3/05/26 (a) 635
20,430,000 Mexican Bonos Series M, 7.75%, 11/13/42 (a) 1,090
7,760,000 Mexican Bonos Series M, 8.50%, 5/31/29 (a) 456
2,181
Mexico (USD) (1%
)
900,000 Mexico City Airport Trust , 3.88%, 4/30/28 (b) 848
250,000 Mexico Government International Bond ,
6.34%, 5/04/53  255

Principal
or Shares Security Description
Value
(000)
400,000 Petroleos Mexicanos , 5.95%, 1/28/31  $ 297
1,400
Mongolia (USD) (0%
)
700,000 Mongolia Government International Bond
144A, 4.45%, 7/07/31 (c) 554
Netherlands (EUR) (2%
)
450,000 Cairn CLO 2023-17A 144A, (3 mo. EURIBOR
+ 1.800%), 0.00%, 10/18/36 (a)(c)(d)(e) 495
600,000 Enel Finance International NV , 3.88%,
3/09/29 (a)(b) 665
300,000 Netherlands Government Bond 144A, 0.50%,
7/15/26 (a)(b)(c) 308
530,000 Netherlands Government Bond 144A, 4.00%,
1/15/37 (a)(b)(c) 654
650,000 Teva Pharmaceutical Finance Netherlands II
BV , 3.75%, 5/09/27 (a) 650
2,772
Netherlands (GBP) (0%
)
500,000 NIBC Bank NV , 3.13%, 11/15/23 (a)(b) 635
New Zealand (USD) (1%
)
800,000 ASB Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250%), 5.28%, 6/17/32 (c)(d) 773
Norway (EUR) (0%
)
650,000 Aker BP ASA , 1.13%, 5/12/29 (a)(b) 601
Norway (USD) (0%
)
350,000 Var Energi ASA 144A, 7.50%, 1/15/28 (c) 362
Paraguay (USD) (0%
)
450,000 Paraguay Government International Bond
144A, 5.85%, 8/21/33 (c) 452
Peru (PEN) (1%
)
8,500,000 Peru Government Bond , 5.35%, 8/12/40 (a) 2,016
Poland (PLN) (0%
)
410,000 Republic of Poland Government Bond Series
1029, 2.75%, 10/25/29 (a) 89
Romania (EUR) (1%
)
380,000 Romanian Government International Bond
144A, 2.63%, 12/02/40 (a)(c) 268
750,000 Romanian Government International Bond
144A, 6.63%, 9/27/29 (a)(c) 867
1,135
Saudi Arabia (USD) (0%
)
300,000 Saudi Government International Bond 144A,
4.75%, 1/18/28 (c) 298
Singapore (SGD) (0%
)
280,000 Singapore Government Bond , 3.50%,
3/01/27 (a) 213
South Africa (ZAR) (1%
)
45,000,000 Republic of South Africa Government Bond
Series 2030, 8.00%, 1/31/30 (a) 2,258
Spain (EUR) (3%
)
600,000 CaixaBank SA , (3 mo. EURIBOR + 1.000%),
0.75%, 5/26/28 (a)(b)(d) 574
1,150,000 Spain Government Bond 144A, 1.25%,
10/31/30 (a)(b)(c) 1,102
360,000 Spain Government Bond 144A, 2.90%,
10/31/46 (a)(b)(c) 338
Principal
or Shares Security Description
Value
(000)
3,200,000 Spain Government Bond , 3.26%, 1/31/26 (a)(e) $ 3,245
5,259
Spain (USD) (0%
)
600,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (d) 527
Sri Lanka (USD) (0%
)
350,000 Sri Lanka Government International Bond ,
6.85%, 11/03/25 (b) 162
Sweden (SEK) (0%
)
2,900,000 Sweden Government Bond Series 1059, 1.00%,
11/12/26 (a)(b) 259
Switzerland (CHF) (1%
)
1,050,000 Swiss Confederation Government Bond , 0.50%,
5/27/30 (a)(b) 1,167
Switzerland (USD) (1%
)
950,000 UBS Group AG 144A, (U.S. Secured Overnight
Financing Rate + 1.730%), 3.09%, 5/14/32 (c)
(d) 785
500,000 UBS Group AG 144A, (U.S. Secured
Overnight Financing Rate + 5.020%), 9.02%,
11/15/33 (c)(d) 609
1,394
Thailand (THB) (1%
)
60,500,000 Thailand Government Bond , 1.59%,
12/17/35 (a) 1,563
United Kingdom (EUR) (1%
)
750,000 Tesco Corporate Treasury Services PLC , 0.38%,
7/27/29 (a)(b) 664
United Kingdom (GBP) (2%
)
350,000 Barclays PLC , 3.00%, 5/08/26 (a)(b) 410
130,000 Sage AR Funding No 1 PLC 1A 144A,
(Sterling Overnight Index Average + 3.000%),
7.72%, 11/17/30 (a)(c)(d) 158
1,700,000 United Kingdom Gilt , 3.75%, 7/22/52 (a)(b) 1,938
1,000,000 United Kingdom Gilt , 4.25%, 9/07/39 (a)(b) 1,251
220,000 United Kingdom Gilt , 5.00%, 3/07/25 (a)(b) 282
4,039
United Kingdom (USD) (1%
)
350,000 Anglo American Capital PLC 144A, 5.50%,
5/02/33 (c) 344
520,000 Fresnillo PLC 144A, 4.25%, 10/02/50 (c) 395
739
United States (EUR) (4%
)
375,000 Blackstone Holdings Finance Co. LLC , 1.50%,
4/10/29 (a)(b) 357
750,000 Booking Holdings Inc. , 4.13%, 5/12/33 (a) 826
550,000 Capital One Financial Corp. , 1.65%,
6/12/29 (a) 500
850,000 Discovery Communications LLC , 1.90%,
3/19/27 (a) 861
600,000 Duke Energy Corp. , 3.10%, 6/15/28 (a) 627
600,000 General Mills Inc. , 3.91%, 4/13/29 (a) 662
500,000 Global Payments Inc. , 4.88%, 3/17/31 (a) 553
700,000 Morgan Stanley , (3 mo. EURIBOR + 0.833%),
1.10%, 4/29/33 (a)(d) 593
850,000 MPT Operating Partnership LP/MPT Finance
Corp. , 0.99%, 10/15/26 (a) 730
650,000 Prologis Euro Finance LLC , 0.25%, 9/10/27 (a) 614

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
650,000 Southern Co. , (5 yr. Euro Swap + 2.108%),
1.88%, 9/15/81 (a)(d) $ 565
600,000 Verizon Communications Inc. , 4.75%,
10/31/34 (a) 692
7,580
United States (GBP) (1%
)
350,000 General Motors Financial Co. Inc. , 2.35%,
9/03/25 (a)(b) 415
550,000 Morgan Stanley , (Sterling Overnight Index
Average + 2.252%), 5.79%, 11/18/33 (a)(d) 696
1,111
United States (USD) (33%
)
390,000 American Equity Investment Life Holding Co. ,
5.00%, 6/15/27  376
750,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.280%), 5.28%, 7/27/29 (d) 750
500,000 American Homes 4 Rent LP , 2.38%, 7/15/31  400
475,000 American Tower Corp. , 5.50%, 3/15/28  478
850,000 American Tower Trust #1 144A, 5.49%,
3/15/28 (c) 852
252,200 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (c) 224
800,000 AT&T Inc. , 4.35%, 3/01/29  762
350,000 Bank of America Corp. , (3 mo. Term Secured
Overnight Financing Rate + 1.472%), 3.97%,
2/07/30 (d) 326
1,000,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  881
850,000 Blue Owl Capital Corp. , 3.75%, 7/22/25  794
425,000 Boeing Co. , 2.20%, 2/04/26  392
850,000 BP Capital Markets America Inc. , 4.89%,
9/11/33  840
750,000 Broadcom Inc. 144A, 3.50%, 2/15/41 (c) 559
637,500 BX Commercial Mortgage Trust 2019-
XL 144A, (1 mo. Term Secured Overnight
Financing Rate + 2.414%), 7.64%,
10/15/36 (c)(d) 627
2,277,020 Cantor Commercial Real Estate Lending 2019-
CF1, 1.13%, 5/15/52 (f) 100
267,113 CARS-DB4 LP 2020-1A 144A, 3.25%,
2/15/50 (c) 224
350,000 CARS-DB4 LP 2020-1A 144A, 4.17%,
2/15/50 (c) 327
220,000 Centene Corp. , 4.25%, 12/15/27  207
750,000 Charter Communications Operating LLC/
Charter Communications Operating Capital ,
4.80%, 3/01/50  569
550,000 Civitas Resources Inc. 144A, 8.75%,
7/01/31 (c) 570
675,000 Corebridge Financial Inc. , 3.90%, 4/05/32  595
750,000 Crown Castle Inc. , 5.10%, 5/01/33  731
1,100,000 Duquesne Light Holdings Inc. 144A, 2.78%,
1/07/32 (c) 856
500,000 Earthstone Energy Holdings LLC 144A, 9.88%,
7/15/31 (c) 517
550,000 Energy Transfer LP , 5.75%, 2/15/33  557
800,000 Equinix Inc. , 2.50%, 5/15/31  653
785,000 Evergy Inc. , 2.90%, 9/15/29  686
680,000 Extra Space Storage LP , 2.20%, 10/15/30  547
Principal
or Shares Security Description
Value
(000)
199,243 Fannie Mae Connecticut Avenue Securities
2016-C07, (U.S. Secured Overnight Financing
Rate Index 30day Average + 9.614%), 14.68%,
5/25/29 (d) $ 218
494,047 Fannie Mae Connecticut Avenue Securities
2016-C04, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364%),
15.43%, 1/25/29 (d) 546
498,051 Fannie Mae Connecticut Avenue Securities
2016-C05, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.864%),
15.93%, 1/25/29 (d) 557
363,748 Fannie Mae-Aces 2018-M13, 3.74%,
9/25/30 (f) 346
134,888 FN AL3577 30YR , 3.50%, 4/01/43  126
431,967 FN AS4168 30YR , 4.00%, 12/01/44  411
856,978 FN BP6345 30YR , 3.00%, 6/01/50  756
483,759 FN BW1433 30YR , 4.00%, 5/01/52  452
996,393 FN CB2759 30YR , 3.00%, 2/01/52  873
1,236,314 FN CB3258 30YR , 3.50%, 4/01/52  1,122
1,195,186 FN CB4127 30YR , 4.50%, 7/01/52  1,145
550,077 FN CB5106 30YR , 5.00%, 11/01/52  538
491,709 FN FM1717 30YR , 3.50%, 12/01/45  458
933,743 FN FM3162 30YR , 3.00%, 11/01/46  839
1,563,932 FN FM7194 30YR , 2.50%, 3/01/51  1,326
1,380,850 FN FM9195 30YR , 2.50%, 10/01/51  1,167
1,242,123 FN FS0007 30YR , 3.00%, 8/01/50  1,095
834,164 FN MA4413 30YR , 2.00%, 9/01/51  678
563,664 FN MA4785 30YR , 5.00%, 10/01/52  551
392,174 FN MA4876 30YR , 6.00%, 12/01/52  396
1,276,366 FR RA3728 30YR , 2.00%, 10/01/50  1,042
1,210,270 FR RA7778 30YR , 4.50%, 8/01/52  1,159
1,741,619 FR SB8509 15YR , 2.00%, 1/01/36  1,550
1,141,389 FR SD0729 30YR , 2.00%, 10/01/51  928
977,730 FR SD1035 30YR , 4.00%, 5/01/52  915
657,565 FR SD8064 30YR , 4.00%, 5/01/50  625
1,154,907 FR SD8230 30YR , 4.50%, 6/01/52  1,107
1,150,612 FR ZA4718 30YR , 3.00%, 10/01/46  1,025
858,557 FR ZT0534 30YR , 3.50%, 12/01/47  793
400,000 Freddie Mac STACR REMIC Trust 2020-
DNA2 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
2.614%), 7.68%, 2/25/50 (c)(d) 401
200,000 Freddie Mac STACR Trust 2019-DNA4 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 2.814%), 7.88%, 10/25/49 (c)
(d) 201
800,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2021-DNA2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 3.400%), 8.47%, 8/25/33 (c)(d) 817
350,000 FS KKR Capital Corp. 144A, 4.25%,
2/14/25 (c) 331
434,109 G2 MA3663 30YR , 3.50%, 5/20/46  405
479,329 G2 MA4195 30YR , 3.00%, 1/20/47  433
699,347 G2 MA5265 30YR , 4.50%, 6/20/48  682
1,119,596 G2 MA6930 30YR , 2.00%, 10/20/50  942
1,681,880 G2 MA7472 30YR , 2.50%, 7/20/51  1,454
1,060,902 G2 MA7766 30YR , 2.00%, 12/20/51  888
575,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  498
500,000 Goldman Sachs Group Inc. , 2.60%, 2/07/30  426
425,000 Hyundai Capital America 144A, 1.80%,
1/10/28 (c) 361

Principal
or Shares Security Description
Value
(000)
685,000 Invitation Homes Operating Partnership LP ,
4.15%, 4/15/32  $ 620
350,000 ITC Holdings Corp. 144A, 2.95%, 5/14/30 (c) 301
350,000 JPMorgan Chase & Co. , (3 mo. Term Secured
Overnight Financing Rate + 1.510%), 2.74%,
10/15/30 (d) 304
151,750 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 2.28%, 12/26/28 (c) 148
598,576 JPMorgan Chase Bank N.A.-CACLN 2020-2
144A, 19.36%, 2/25/28 (c) 732
220,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (c) 207
290,000 National Fuel Gas Co. , 5.50%, 1/15/26  286
470,000 Nationwide Mutual Insurance Co. 144A,
9.38%, 8/15/39 (c) 597
63,000 Pacific Life Insurance Co. 144A, 9.25%,
6/15/39 (c) 81
645,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  610
600,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  450
289,500 Planet Fitness Master Issuer LLC 2019-1A
144A, 3.86%, 12/05/49 (c) 245
696,851 Progress Residential Trust 2019-SFR4 144A,
2.69%, 10/17/36 (c) 670
400,000 Sabine Pass Liquefaction LLC , 5.63%, 3/01/25  399
478,357 Santander Bank Auto Credit-Linked Notes
Series 2022-A 144A, 5.28%, 5/15/32 (c) 471
164,367 Santander Bank Auto Credit-Linked Notes
Series 2022-B 144A, 6.79%, 8/16/32 (c) 164
500,000 SBA Tower Trust 144A, 2.84%, 1/15/25 (c) 476
400,000 Simon Property Group LP , 2.45%, 9/13/29  340
850,000 Stellantis Finance U.S. Inc. 144A, 2.69%,
9/15/31 (c) 680
850,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (c) 812
2,600,000 U.S. Treasury Bond , 2.00%, 8/15/51  1,720
2,810,000 U.S. Treasury Bond , 2.25%, 8/15/46 (g)(h) 2,000
100,000 U.S. Treasury Note , 2.75%, 8/15/32  91
100,000 U.S. Treasury Note , 3.25%, 6/30/27  96
600,000 Venture Global LNG Inc. 144A, 8.13%,
6/01/28 (c) 610
800,000 VMware Inc. , 2.20%, 8/15/31  627
800,000 Warnermedia Holdings Inc. , 5.14%, 3/15/52  651
800,000 Welltower Inc. , 3.85%, 6/15/32  711
300,000 Western Midstream Operating LP , 6.15%,
4/01/33  305
Principal
or Shares Security Description
Value
(000)
550,000 Workday Inc. , 3.80%, 4/01/32  $ 494
61,881
Uruguay (UYU) (1%
)
34,682,298 Uruguay Government International Bond ,
3.88%, 7/02/40 (a) 1,000
Uzbekistan (USD) (0%
)
650,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (c) 536
Total Bonds
(Cost - $190,549) 169,628
Bank Loans(i) (0%
)
926,750 DirectV Financing LLC Term Loan 1L, (1 mo.
Term Secured Overnight Financing Rate +
5.000%), 10.43%, 8/02/27  922
Investment Company (5%)
4,434,839 Payden Cash Reserves Money Market Fund  * 4,435
147,059 Payden Emerging Market Corporate Bond
Fund  * 1,241
498,956 Payden Emerging Markets Local Bond Fund  * 2,475
146,702 Payden Floating Rate Fund, SI Class  * 1,417
Total Investment Company
(Cost - $9,518) 9,568
Total Investments (Cost - $200,992)  (98%)
180,118
Other Assets, net of Liabilities ( 2% )
3,171
Net Assets (100%)
$ 183,289
* Affiliated investment.
(a) Principal in foreign currency.
(b) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023.
(e) Yield to maturity at time of purchase.
(f) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(g) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(h) All or a portion of the security is pledged to cover futures contract margin requirements.
(i) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023. The stated maturity is subject to prepayments.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
EUR 1,742
USD  1,914 HSBC Bank USA, N.A. 08/23/2023 $ 3
NOK 10,040
USD  936 Barclays Bank PLC 08/23/2023 56
PLN 1,313
USD  317 Citibank, N.A. 08/24/2023 10
USD 2,293
AUD  3,368 Barclays Bank PLC 10/25/2023 24
USD 113
THB  3,850 Citibank, N.A. 08/21/2023 1
USD 928
AUD  1,371 Citibank, N.A. 08/23/2023 6

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
USD 209
PLN  831 Citibank, N.A. 09/21/2023 $ 2
USD 1,219
CHF  1,047 Citibank, N.A. 10/25/2023 7
USD 2,417
CNH  16,600 HSBC Bank USA, N.A. 08/14/2023 92
USD 1,489
AUD  2,213 HSBC Bank USA, N.A. 08/23/2023 1
USD 1,934
EUR  1,742 HSBC Bank USA, N.A. 08/23/2023 17
USD 55
JPY  7,600 HSBC Bank USA, N.A. 08/23/2023 1
USD 242
SGD  320 HSBC Bank USA, N.A. 09/21/2023 1
USD 142
DKK  945 HSBC Bank USA, N.A. 10/25/2023 2
USD 281
SEK  2,910 HSBC Bank USA, N.A. 10/25/2023 4
USD 5,202
CAD  6,844 State Street Bank & Trust Co. 10/25/2023 6
233
Liabilities:
AUD 122 USD  84 HSBC Bank USA, N.A. 08/23/2023 (2)
CAD 1,500 USD  1,140 State Street Bank & Trust Co. 10/25/2023 (1)
CLP 759,500 USD  921 Citibank, N.A. 09/21/2023 (21)
CNH 2,358 USD  337 HSBC Bank USA, N.A. 08/14/2023 (7)
CZK 8,110 USD  380 HSBC Bank USA, N.A. 09/21/2023 (8)
EUR 3,500 USD  3,884 State Street Bank & Trust Co. 08/07/2023 (34)
GBP 1,500 USD  1,925 HSBC Bank USA, N.A. 08/23/2023 –
JPY 132,800 USD  956 Citibank, N.A. 08/23/2023 (19)
JPY 273,200 USD  1,961 HSBC Bank USA, N.A. 08/23/2023 (33)
USD 513 THB  17,540 Barclays Bank PLC 08/21/2023 –
USD 940 SEK  10,130 Barclays Bank PLC 08/23/2023 (23)
USD 2,288 MYR  10,492 Barclays Bank PLC 09/21/2023 (47)
USD 16,047 JPY  2,307,200 Citibank, N.A. 08/07/2023 (190)
USD 1,731 PLN  7,167 Citibank, N.A. 08/24/2023 (56)
USD 2,839 IDR  43,150,000 Citibank, N.A. 09/21/2023 (22)
USD 2,605 ZAR  47,050 Citibank, N.A. 09/21/2023 (13)
USD 5,815 GBP  4,570 HSBC Bank USA, N.A. 08/07/2023 (50)
USD 2,873 GBP  2,250 HSBC Bank USA, N.A. 08/23/2023 (15)
USD 2,337 MXN  40,070 HSBC Bank USA, N.A. 09/21/2023 (33)
USD 534 PEN  1,957 HSBC Bank USA, N.A. 09/21/2023 (7)
USD 45,608 EUR  41,898 State Street Bank & Trust Co. 08/07/2023 (476)
(1,057)
Net Unrealized Appreciation (Depreciation)
$(824)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
Euro-Buxl Future 3 Sep-23 $ 444 $ (9) $ (9)
Euro-Schatz Future 147 Sep-23 16,979 9 9
Long Gilt Future 21 Sep-23 2,591 14 14
U.S. Long Bond Future 32 Sep-23 3,982 (88) (88)
U.S. Treasury 10-Year Note Future 35 Sep-23 3,899 (105) (105)
U.S. Treasury 2-Year Note Future 36 Sep-23 7,309 (106) (106)
U.S. Treasury 5-Year Note Future 126 Sep-23 13,459 (194) (194)
a a
(479)
Short Contracts:
Euro-Bobl Future 25 Sep-23 (3,186) 3 3
Euro-BTP Italian Government Bond 23 Sep-23 (2,933) 4 4
Euro-Bund Future 3 Sep-23 (439) (1) (1)
U.S. Treasury 10-Year Ultra Future 85 Sep-23 (9,944) 156 156

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
U.S. Ultra Bond Future 3 Sep-23 $ (397) $ 5 $ 5
a a
167
Total Futures
$(312)
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 40 Index), Pay 5% Quarterly,
Receive upon credit default 06/20/2028 USD 4,830 $(198) $10 $(208)
Protection Bought (Relevant Credit: Markit iTraxx Crossover),
Pay 5% Quarterly, Receive upon credit default 06/20/2028 EUR 3,870 (226) (12) (214)
$(424) $(2) $(422)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year Interest Rate Swap, Receive Fixed 1.125% Quarterly,
Pay Variable 3.740% (3M KWCDC) Quarterly 10/07/2029 KRW 1,584,200 $(175) $– $(175)
10-Year Interest Rate Swap, Receive Fixed 1.800% Quarterly,
Pay Variable 3.750% (3M KWCDC) Quarterly 09/23/2031 KRW 2,288,000 (227) – (227)
5-Year Interest Rate Swap, Receive Fixed 2.3775% Quarterly,
Pay Variable 1.850% (CNRR007) Quarterly 07/24/2028 CNY 40,100 (25) – (25)
5-Year Interest Rate Swap, Receive Fixed 2.580% Quarterly,
Pay Variable 2.100% (CNRR007) Quarterly 02/05/2025 CNY 2,350 3 – 3
5-Year Interest Rate Swap, Receive Fixed 2.635% Quarterly,
Pay Variable 2.100% (CNRR007) Quarterly 01/08/2026 CNY 38,600 61 – 61
5-Year Interest Rate Swap, Receive Fixed 2.715% Quarterly,
Pay Variable 2.100% (CNRR007) Quarterly 09/16/2025 CNY 12,200 22 – 22
5-Year Interest Rate Swap, Receive Fixed 2.720% Quarterly,
Pay Variable 2.150% (CNRR007) Quarterly 10/14/2025 CNY 10,000 18 – 18
5-Year Interest Rate Swap, Receive Fixed 2.8225% Quarterly,
Pay Variable 2.150% (CNRR007) Quarterly 02/15/2028 CNY 35,900 91 – 91
5-Year Interest Rate Swap, Receive Fixed 2.920% Quarterly,
Pay Variable 2.000% (CNRR007) Quarterly 01/17/2025 CNY 11,580 21 – 21
5-Year Interest Rate Swap, Receive Fixed 2.960% Quarterly,
Pay Variable 2.100% (CNRR007) Quarterly 12/09/2024 CNY 28,890 54 – 54
5-Year Interest Rate Swap, Receive Fixed 2.350% Quarterly,
Pay Variable 2.000% (CNRR007) Quarterly 07/03/2025 CNY 11,800 8 – 8
5-Year Interest Rate Swap, Receive Fixed 2.4810% Quarterly,
Pay Variable 1.810% (CNRR007) Quarterly 09/22/2026 CNY 33,000 31 – 31
$(118) $– $(118)

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Open OTC Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
5-Year Interest Rate Swap, Receive Fixed 1.850% Quarterly,
Pay Variable 2.000% (CNRR007) Quarterly, Counterparty:
Goldman Sachs & Co. 05/08/2025 CNY 16,000 $(10) $– $(10)